WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.5%
	ARGENTINA — 2.7%
5,420	Globant S.A.*	$1,094,298
	AUSTRALIA — 3.9%
4,010	Atlassian Corp. - Class A*	782,391
214,700	Steadfast Group Ltd.	822,648
		1,605,039
	BELGIUM — 2.7%
5,100	D'ieteren Group	1,131,255
	BERMUDA — 2.3%
10,140	Arch Capital Group Ltd.*	937,342
	BRAZIL — 2.7%
92,960	NU Holdings Ltd. - Class A*	1,109,013
	CANADA — 9.4%
16,000	Celestica, Inc.*	719,040
270	Constellation Software, Inc.	737,487
1,560	Lululemon Athletica, Inc.*	609,414
43,210	PrairieSky Royalty Ltd.	846,273
5,930	TFI International, Inc.	945,578
		3,857,792
	CHINA — 2.2%
94,400	Shenzhou International Group Holdings Ltd.	893,718
	DENMARK — 2.7%
8,610	Novo Nordisk A.S. - Class B	1,104,426
	FAROE ISLANDS — 1.8%
11,880	Bakkafrost P/F	762,680
	FRANCE — 6.9%
14,190	Edenred S.E.	757,188
7,560	Gaztransport Et Technigaz S.A.	1,129,636
3,420	Sartorius Stedim Biotech	975,193
		2,862,017
	GERMANY — 3.1%
17,090	Scout24 S.E.	1,288,065

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND — 6.8%
3,520	Flutter Entertainment PLC*	$701,512
7,000	Ryanair Holdings PLC - ADR	1,019,130
4,890	STERIS PLC	1,099,370
		2,820,012
	ISRAEL — 2.0%
3,650	Monday.com Ltd.*	824,425
	ITALY — 3.3%
53,390	Davide Campari-Milano N.V.	536,492
11,160	Moncler S.p.A.	832,936
		1,369,428
	JAPAN — 10.0%
4,720	Disco Corp.	1,720,814
12,428	GMO Payment Gateway, Inc.	799,224
26,600	Kobe Bussan Co., Ltd.	651,558
3,367	Lasertec Corp.	954,851
		4,126,447
	MEXICO — 1.7%
72,570	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	713,325
	NETHERLANDS — 9.7%
590	Adyen N.V.*	998,080
2,300	ASM International N.V.	1,404,218
7,750	Elastic N.V.*	776,860
8,650	Euronext N.V.	823,098
		4,002,256
	NORWAY — 1.4%
302,620	AutoStore Holdings Ltd.*	559,746
	PERU — 1.9%
4,650	Credicorp Ltd.	787,850
	SOUTH KOREA — 1.4%
31,360	Coupang, Inc.*	557,894
	SWEDEN — 4.9%
7,130	Evolution A.B.	886,321
12,910	Saab A.B. - Class B	1,148,199
		2,034,520

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND — 3.9%
560	Mettler-Toledo International, Inc.*	$745,522
2,920	Sika A.G.	869,622
		1,615,144
	TAIWAN — 1.8%
26,000	Jentech Precision Industrial Co., Ltd.	733,607
	UNITED KINGDOM — 7.3%
38,850	3i Group PLC	1,377,378
28,550	Compass Group PLC	837,077
25,950	Halma PLC	775,585
		2,990,040
	TOTAL COMMON STOCKS
	(Cost $31,894,624)	39,780,339
	WARRANTS — 0.0%
	CANADA — 0.0%
345	Constellation Software, Inc. (Expires 4/01/2040)*,1	—
	TOTAL WARRANTS
	(Cost $0)	—
	SHORT-TERM INVESTMENTS — 3.4%
1,395,695	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.09%[2]	1,395,695
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,395,695)	1,395,695
	TOTAL INVESTMENTS — 99.9%
	(Cost $33,290,319)	41,176,034
	Other Assets in Excess of Liabilities — 0.1%	43,993
	TOTAL NET ASSETS — 100.0%	$41,220,027

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.